Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Basic net loss per share:
Net loss attributable to Class A common stockholders	$ (3,439,000)	$ (2,446,000)	$ (15,610,000)	$ (14,209,000)	$ (5,760,000)	$ (12,819,000)	$ (15,610,000)
Deduct redeemable convertible preferred shares cumulative dividend		(171,000)	$ (570)			$ (687)
Net loss attributable to Class A common stockholders - basic		$ (2,446,000)			$ (5,760,000)
Net loss per share attributable to common stockholders - basic	$ (0.26)	$ (1.07)	$ (21.62)	$ (1.68)	$ (2.53)	$ (18.12)	$ (21.62)
Numerator:
Net loss attributable to Class A common stockholders - basic	$ (3,439,000)	$ (2,446,000)	$ (15,610,000)	$ (14,209,000)	$ (5,760,000)	$ (12,819,000)	$ (15,610,000)
Change in fair value of warrant liability	(109,000)			(1,196)
Net loss attributable to Class A common stockholders - diluted	$ (3,548)	$ (2,617,000)	$ (16,180)	$ (15,405)	$ (6,072,000)	$ (13,506)
Denominator:
Weighted average number of common stock - basic	13,390,609	2,435,385	748,188	8,458,222	2,396,328	745,257	748,188
Common shares issuable for warrants liability	400,000			211,111
Weighted average number of ordinary shares, diluted	13,790,609	2,435,385	748,188	8,669,333	2,396,328	745,257	748,188
Net loss per share attributable to ordinary shareholders, diluted	$ (0.26)	$ (1.07)	$ (21.62)	$ (1.78)	$ (2.53)	$ (18.12)	$ (21.62)